Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consist of the following as of:

	March 31, 2018 (Unaudited)	December 31, 2017
Finished goods	$109,824	$240,917
Raw materials	95,905	98,937
Packing supplies and materials	22,505	571
Total inventories	$228,234	$340,425
Inventories consist of the following as of December 31:
	2017	2016
Finished goods	$240,917	$10,827
Raw materials	98,937	-
Packing supplies and materials	571	-
Total inventories	$340,425	$10,827